Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2024
Entity Registrant Name	dei_EntityRegistrantName	THE GABELLI UTILITIES FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0001087966
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2024
Prospectus Date	rr_ProspectusDate	Apr. 28, 2023
THE GABELLI UTILITIES FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE GABELLI UTILITIES FUND
Supplement dated February 28, 2024
to
The Gabelli Utilities Fund’s Statutory Prospectus dated April 28, 2023,
Summary Prospectus dated April 28, 2023,
and Statement of Additional Information dated April 28, 2023

This supplement amends certain information in the Statutory Prospectus (the “Prospectus”), Summary Prospectus, and Statement of Additional Information (the “SAI”), each dated April 28, 2023, of The Gabelli Utilities Fund (the “Fund”). Unless otherwise indicated, all other information included in the Prospectus, Summary Prospectus, and SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus, Summary Prospectus, or SAI, as applicable.

Conversion of Class C1 Shares into Class C Shares

On February 12, 2024, the Board of Trustees (the “Board”) of the Fund approved converting the Class C1 shares of the Fund into Class C shares of the Fund and then eliminating the Class C1 shares of the Fund.

After the close of business on March 25, 2024 or, with respect to shares held in “street name” through intermediaries having a pre-existing contractual agreement requiring additional time, as soon as practicable thereafter, the Fund will convert Class C1 shares into Class C shares. The date on which all Class C1 shares have been converted into Class C shares is referred to herein as the “Effective Date”. Prior to the Effective Date, shareholders of Class C1 shares may redeem their investments as described in the Fund’s Prospectus. After the Effective Date, former shareholders of Class C1 shares who now own Class C shares may also redeem their investments as described in the Fund’s Prospectus.

As of the Effective Date, all references to Class C1 shares, except the references under the sections entitled “Summary of the Fund – Performance” in the Prospectus and “Performance” in the Summary Prospectus, are hereby deleted from the Fund’s Prospectus, Summary Prospectus, and SAI.

If Class C1 shares are not redeemed prior to the Effective Date, each shareholder owning Class C1 shares of the Fund will own Class C shares of the Fund equal to the aggregate value of the shareholder’s Class C1 shares. Class C1 shares and Class C shares have similar expense structures, and each are subject to a contingent deferred sales charge and Rule 12b-1 fees. The net asset value of the Class C1 shares is less than the net asset value of the Class C shares. Therefore, shareholders of Class C1 shares who do not redeem their Class C1 shares, and instead have their Class C1 shares converted into Class C shares, will own a lesser number of shares (but with the same aggregate value) after such conversion. Since the per share distribution of the Class C1 shares and the Class C shares is the same, shareholders who were Class C1 shareholders will receive a lower absolute distribution amount as Class C shareholders even though the per share amount will remain unchanged.

If you hold your shares in an IRA account or Coverdell education savings account, and you choose to redeem your shares, you should consult a tax adviser concerning the current applicable tax rules.

The conversion of Class C1 shares to Class C shares will not be considered a taxable event for federal income tax purposes. Please see the Prospectus for more information about the fees and expenses associated with Class C shares.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE